Summary of Significant Accounting Policies (Tables) (US VR Global Inc.)	3 Months Ended	10 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Schedule of Estimated Useful Lives of Plant and Equipment

Depreciation of property and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Computers and equipment - Office	3 years
Furniture & Fixtures	5 years
Theme park equipment and improvements	3 to 10 years
Leasehold Improvements	Shorter of lease term or estimated useful life

Schedule of Foreign Currency Translation Exchange Rates

Translation of amounts from MYR and HKD into US$ has been made at the following exchange rates for the respective periods:

As of and for the period ended
March 31, 2018

Period-end RM : US$1 exchange rate	3.86
Period-average RM : US$1 exchange rate	3.89

US VR Global Inc. [Member]
Schedule of Estimated Useful Lives of Plant and Equipment

Depreciation of plant and equipment are calculated on the straight-line method over their estimated useful lives or lease terms generally as follows:

Classification	Estimated useful lives
Equipment - Office	3 years
Computer	3 years
Furniture & Fittings	5 years
Leasehold Improvement - Office	5 years

Schedule of Foreign Currency Translation Exchange Rates

Translation of amounts from RM and HKD into US$1 has been made at the following exchange rates for the respective periods:

As of and for the period ended
December 31, 2017

Period-end RM : US$1 exchange rate	4.0616
Period-average RM : US$1 exchange rate	4.1890

Period-end HKD : US$1 exchange rate	7.8149
Period-average HKD : US$1 exchange rate	7.8128